Equity	12 Months Ended
Dec. 31, 2025
Equity.
Equity

17. Equity

17.1. Capital management

The Company manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Company consists of equity attributed to the holders of equity instruments of the Company, such as capital, reserves and accumulated losses as mentioned in the consolidated statement of changes in equity. The Company considers its financing needs in light of changes in economic circumstances, risks associated with its different assets, and the projected cash needs of the current and projected research activities. On December 31, 2025, cash and cash equivalents amounted to €86.5 million. The Company’s objective is to maintain its capital structure at a level to enable it to finance its activities for at least 12 months.

17.2. Share capital and share premium

The Company has the following categories of shares: common shares, preferred A shares, preferred B shares, preferred C shares, preferred D shares and, upon exercise of ESOP warrants, ESOP common shares. Upon a liquidity event and after complete fulfillment of the liquidation interest profit share in relation to the profit share certificate (i.e., 4.84% of all amounts that would be distributable to the shareholders of the Company), the remaining amount will be further distributed to the remaining shareholders: firstly (and in priority to any other classes of shares), to the holders of preferred D shares equal to their investment and preferential return (i.e., a fixed cumulative cash preferential dividend at 6% p.a. of the issue price of the preferred shares (“Preferred Dividend”)), secondly (and in priority to any other classes of shares), to the holders of preferred C shares equal to their investment and preferential return, thirdly (and in priority to any other classes of shares), to the holders of preferred B shares equal to their investment and preferential return, fourthly (and in priority to any other classes of shares), to the holder of preferred A shares equal to their investment and preferential return and lastly, (and in priority to any other classes of shares, other than the preferred A, B, C and D shareholders), the holders of the common shares will receive a fixed amount of €40 per share. Any remaining amount, will be distributed to all shareholders on a fully diluted basis. A liquidity event is defined as:

a.	A payment of dividends, capital reduction, or share buy-back;
b.	A bankruptcy, liquidation, dissolution or reorganization of the Company;
c.	A sale of all, or substantially all, of the assets (including intellectual property rights) of the Company;
d.	Any merger, consolidation, schemes of arrangement or acquisition, involving the Company or its subsidiaries, in which the Company or its subsidiaries are not the surviving entity;
e.	The sale of all or such number of the shares of the Company that results in any person acquiring a controlling interest in the Company; or
f.	Any other event with substantially the same economic effect as the events set out in (a) to (e) above.

All share and per share data have been revised to give effect to the share split as explained in note 2.1, note 9 and note 26.

The below table provides the overview of the Company’s share structure:

						Total		Total		Total		Total		Total		Total share
						common		preferred A		preferred B		preferred C		preferred D		capital and
	Number of	Number of	Number of	Number of	Number of	shares		shares		shares		shares		shares		share premium
	common	preferred A	preferred B	preferred C	preferred D	Share	Share	Share	Share	Share	Share	Share	Share	Share	Share	Share	Share
(In thousands of €, except as indicated otherwise)	shares	shares	shares	shares	shares	capital	premium	capital	premium	capital	premium	capital	premium	capital	premium	capital	premium
Outstanding at December 31, 2023	541,126	277,272	479,040	455,004	—	25	—	22,873	—	87,514	12,368	64,300	30,571	—	—	174,712	42,939
November 4, 2024 – Series D	—	—	—	—	342,206	—	—	—	—	—	—	—	—	48,360	33,695	48,360	33,695
Outstanding at December 31, 2024	541,126	277,272	479,040	455,004	342,206	25	—	22,873	—	87,514	12,368	64,300	30,571	48,360	33,695	223,072	76,634
Outstanding at December 31, 2025	541,126	277,272	479,040	455,004	342,206	25	—	22,873	—	87,514	12,368	64,300	30,571	48,360	33,695	223,072	76,634

The split between share capital and share premium has been recorded in accordance with the local Belgian corporate law based on the difference between the issue price of the preference shares and their par value. On initial recognition, the anti-dilutive warrants are recognized as a financial liability and recorded against accumulated loss.

The above results into following weighted average issue prices for the different classes of shares, and with the respect to the preferred A, B, C and D shares, the concurrently issued anti-dilutive warrants.

	Weighted	Weighted	Weighted	Weighted
	average	average	average	average
	issue price	issue price	issue price	issue price
	per common	per pref. A	per pref. B and C	per pref. D
	share in €	share in €	shares in €	share in €
	per share(1)	per share(1)	per share(1)	per share(1)
Outstanding at December 31, 2023	0.05	82.49	208.50	—
November 4, 2024—Series D	—	—	—	239.78
Outstanding at December 31, 2024	0.05	82.49	208.50	239.78
Outstanding at December 31, 2025	0.05	82.49	208.50	239.78
(1)	Including concurrently issued anti-dilutive warrants.

The common shares outstanding at January 1, 2022 consist of the 541,126 common shares issued at an issue price of €0.05.

The preferred A shares outstanding at January 1, 2022 consist of 277,272 preferred A shares, of which 15,450 preferred A shares were issued at an issue price of €40 and 261,822 preferred A shares were issued at an issue price of €85. The stated issue prices also include the consideration received for the concurrently issued anti-dilution warrants.

The preferred B shares outstanding at January 1, 2022 consist of 294,954 preferred B shares issued at an issue price of €208.5. The stated issue prices also include the consideration received for the concurrently issued anti-dilution warrants.

On June 28, 2022, the Company raised €38.4 million of share capital by issuing 184,086 preferred B shares at an issue price of €208.5 to existing and three new investors. On October 10, 2023, the Company raised an additional €94.9 million of share capital by issuing 455,004 preferred C shares at an issue price of €208.5 to existing and four new investors. On November 4, 2024, the Company raised an additional €82.1 million of share capital by issuing 342,206 preferred D shares at a share price of €239.78 to existing and new investors. The stated issue prices also include the consideration received for the concurrently issued anti-dilution warrants.

The share capital has been fully paid for all classes of shares.

No ESOP common shares have been issued yet.

With regard to the preferred shares A, B, C, D and the profit share certificate, the Company has assessed that it has no contractual obligation to deliver cash or another financial asset under conditions that are not under the discretionary control of the Company, or to exchange or deliver a variable number of equity instruments of the Company.

Refer to note 26 for more detailed information on the effect of the IPO on the financial statements of the Group.

17.3. Other reserve

Other reserves relate to transaction costs incurred for the capital increases which are deducted directly from equity.